Prospectus Supplement
John Hancock Funds III
John Hancock Global Shareholder Yield Fund (the fund)
Supplement dated June 14, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
Effective as of July 1, 2024 (the Effective Date), Lin Lin, CFA and Michael Jin, CFA will be added as portfolio managers of the fund. As of the Effective Date, John Tobin, Ph.D., CFA, Kera Van Valen, CFA, and Michael A. Welhoelter, CFA, will continue to serve as portfolio managers of the fund, and together with Lin Lin and Michael Jin, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
Accordingly, as of the Effective Date, the following information will be added under the heading “Portfolio management” in the “Fund summary” section of the fund’s Prospectus:
Michael Jin, CFA
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Managing Director and Portfolio Manager
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Managed the fund since 2024
Lin Lin, CFA
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Managing Director and Portfolio Manager
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Managed the fund since 2024
Also, as of the Effective Date, the following information will be added under the heading “Who’s who - Subadvisor” in the “Fund details” section of the fund’s Prospectus:
Michael Jin, CFA
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Managing Director, Portfolio Manager, and Senior Research Analyst
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Managed the fund since 2024
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Joined Epoch Investment Partners, Inc. in 2010
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Began business career in 1994
Lin Lin, CFA
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Managing Director, Portfolio Manager, and Quantitative Research
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Managed the fund since 2024
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Joined Epoch Investment Partners, Inc. in 2017
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Began business career in 2005
Further, effective as of December 31, 2024, John Tobin and Michael A. Welhoelter will no longer serve as portfolio managers for the fund. Accordingly, as of December 31, 2024, all references to Mr. Tobin and Mr. Welhoelter will be removed from the fund’s Prospectus.
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement
John Hancock Funds III
John Hancock Global Shareholder Yield Fund (the fund)
Supplement dated June 14, 2024 to the current Statement of Additional Information, as may be supplemented (the SAI)
Effective as of July 1, 2024 (the Effective Date), Lin Lin, CFA and Michael Jin, CFA will be added as portfolio managers of the fund. As of the Effective Date, John Tobin, Ph.D., CFA, Kera Van Valen, CFA, and Michael A. Welhoelter, CFA, will continue to serve as portfolio managers of the fund, and together with Lin Lin and Michael Jin, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
Further, effective as of December 31, 2024, John Tobin and Michael A. Welhoelter will no longer serve as portfolio managers for the fund. Accordingly, as of December 31, 2024, all references to Mr. Tobin and Mr. Welhoelter will be removed from the fund’s SAI.
You should read this supplement in conjunction with the SAI and retain it for your future reference.
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.